Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Hong Kong profit tax
Current tax expenses:
Provision for the year	—	909,153	1,697,670	218,117
Under provision in prior years	—	—	21,517	2,764
	—	909,153	1,719,187	220,881

Deferred tax expenses (credit)	1,500,878	1,220,451	(91,278)	(11,727)
Total	1,500,878	2,129,604	1,627,909	209,154

Schedule of Effective Tax Rates

The Company’s effective tax rates were as follows:

	For the years ended December 31,
	2023		2024		2025
	HK$		HK$		HK$	US$
Income before income tax expenses	9,283,728		8,532,487		6,905,269	887,190

Income tax rate in the BVI, permanent tax holiday	—	0.0%	—	0.0%	—	—	0.0%
Hong Kong statutory income tax rate	1,531,815	16.5%	1,411,183	16.5%	1,139,366	146,386	16.5%
Effect of different tax rates available to different jurisdictions	—	0.0%	(333,552)	(3.9)%	(111,808)	(14,365)	(1.6)%
Effect of non-taxable income	—	0.0%	(8,553)	(0.1)%	(4,561)	(586)	(0.1)%
Effect of valuation allowance	—	0.0%	1,060,526	12.4%	886,554	113,905	12.9%
Effect of non-deductible expenses	(30,937)	(0.3)%	—	0.0%	96,303	12,373	1.4%
Utilization of tax loss	—	0.0%	—	0.0%	(231,462)	(29,738)	(3.4)%
Tax concession	—	0.0%	—	0.0%	(168,000)	(21,585)	(2.4)%
Under provision of tax in prior years	—	0.0%	—	0.0%	21,517	2,764	0.3%
Effective tax rate	1,500,878	16.2%	2,129,604	24.9%	1,627,909	209,154	23.6%

Schedule of Significant Components of Deferred Tax	Significant components of deferred tax were as follows:
	Acceleration of depreciation on property and equipment	Allowance for expected credit losses	Provision for employee benefits	Tax losses	Total	Total
	HK$	HK$	HK$	HK$	HK$	US$
Balance as of January 1, 2023	898,716	—	—	2,672,794	3,571,510	458,868
Recognized in the income statement	(29,457)	—	—	(1,471,421)	(1,500,878)	(192,833)
Balance as of December 31, 2023	869,259	—	—	1,201,373	2,070,632	266,035
Recognized in the income statement	(42,921)	197,559	(173,716)	(147,741)	(166,819)	(21,433)
Less: valuation allowance	—	—	—	(1,053,632)	(1,053,632)	(135,371)
Balance as of December 31, 2024	826,338	197,559	(173,716)	—	850,181	109,231
Recognized in the income statement	(119,625)	125,360	85,543	886,554	977,832	125,632
Less: valuation allowance	—	—	—	(886,554)	(886,554)	(113,905)
Balance as of December 31, 2025	706,713	322,919	(88,173)	—	941,459	120,958